U.S. GLOBAL INVESTORS FUNDS

                              497(j) CERTIFICATION


Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of U.S. Global Accolade Funds (the "Registrant"). Registrant's 1933 Act No. is 033-61542 and Registrant's 1940 Act No. is 811-07662.

2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 30 ("PEA No. 30") on February 28, 2006, pursuant to Rule 485(b) under the 1933 Act, for the following series and classes ("Contracts"):

              Eastern European Fund
              Global Emerging Markets Fund
              Holmes Growth Fund
              MegaTrends Fund

3.   The text of PEA No. 30 has been filed electronically.

DATED:  March 6, 2006




                                                  U.S. Global Accolade Funds


                                                  -----------------------------
                                                  By: /s/ Susan B. McGee
                                                  Executive Vice President,
                                                  Secretary and General Counsel